CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends
Preferred stock stated dividend rate (in hundredths)	5.00%	5.00%	5.00%
Issuance of shares of common stock (in shares)	454,842	432,797	5,454,669
Share based compensation, common stock (in shares)	147,364	198,246